Insurance Contracts - Summary of Credit risk exposure of assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	₩ 6,973	₩ 4,664
Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(26,949)	(26,276)
AAAAA | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	2,816	4,305
AAAAA | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(11,522)	(10,325)
AAA | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	4,157	360
AAA | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(11,871)	(11,987)
ABBB | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
ABBB | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(3,556)	(3,964)
Below BBB | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
Below BBB | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
No rating | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
No rating | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	₩ 0	₩ 0